PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2022	2023
Laboratory equipment	$368	$368
Transportation equipment	54	54
Office equipment	23	64
Leasehold improvements	187	187
Less: accumulated depreciation	(91)	(183)
Total	$541	$490

Depreciation expenses recognized during the years ended December 31, 2021, 2022 and 2023, were approximately $30, $64 and $139 respectively.